Share Capital and Reserves - Summary of Number of Shares (Detail) - Options	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Options exercised during the year	1,147,149	796,944	1,589,335
Satisfied by reissue of treasury shares [member]
Disclosure of classes of share capital [line items]
Options exercised during the year	1,147,149	300,283
Satisfied by issue of new shares [member]
Disclosure of classes of share capital [line items]
Options exercised during the year		496,661	1,589,335